EATON VANCE MUNICIPALS TRUST Two International Place Boston, MA 02110 Telephone: (617) 482-8260 Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 122 (“Amendment No. 122”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 122 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-09-001018) on December 24, 2009:

Eaton Vance Alabama Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Louisiana Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

(collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: January 4, 2010